COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Future minimum lease commitments under non-cancelable operating leases are as follows:
2017	$ 176
2018	116
2019	10
Total	302
Operating lease expense	$ 451	$ 411	$ 379